Share-based Compensation - Expense allocation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation
Share-based compensation expenses	¥ 2,369,041	¥ 2,295,896	¥ 1,010,140
Cost of sales
Share-based Compensation
Share-based compensation expenses	83,972	66,914	34,009
Research and development expenses
Share-based Compensation
Share-based compensation expenses	1,517,206	1,323,370	406,940
Selling, general and administrative expenses
Share-based Compensation
Share-based compensation expenses	¥ 767,863	¥ 905,612	¥ 569,191